Summary Of Significant Accounting Policies - Summary of Geographic Information for Long-lived Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 16,229,312	$ 18,115,074
UAE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	369,258	397,377
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	15,141,941	16,714,825
HK S.A.R.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	18,113	62,872
Cayman Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 700,000	$ 940,000